Consolidated Statements of Financial Position - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 159,715,000	€ 172,954,000	€ 198,794,000
Goodwill	24,982,000	25,023,000	18,843,000
Property, plant and equipment	12,926,000	12,498,000	4,643,000
Right-of-use assets	13,142,000	14,541,000	8,956,000
Deferred tax assets	30,859,000	24,108,000	13,734,000
Regulatory deposits	9,132,000	8,594,000	2,901,000
Loans receivable	11,179,000	25,516,000	39,804,000
Financial assets	1,687,000	1,686,000	0
Total Non-current assets	263,622,000	284,920,000	287,675,000
Current assets
Trade and other receivables	156,618,000	169,252,000	108,845,000
Income tax receivables	33,923,000	35,806,000	3,999,000
Restricted cash	109,365,000	60,296,000	12,093,000
Cash and cash equivalents	220,020,000	293,798,000	138,540,000
Total Current assets	519,926,000	559,152,000	263,477,000
TOTAL ASSETS	783,548,000	844,072,000	551,152,000
Non-current liabilities
Lease liabilities	9,939,000	10,896,000	6,754,000
Deferred tax liability	8,666,000	9,248,000	9,211,000
Interest-bearing loans and borrowings	0	764,000	27,001,000
Total non-current liabilities	18,605,000	20,908,000	42,966,000
Current liabilities
Warrant Liability	17,418,000
Earnout Liability	73,798,000
Lease liabilities	4,918,000	5,353,000	2,318,000
Deferred consideration	0	13,200,000	2,089,000
Interest-bearing loans and borrowings	1,233,000	3,008,000	183,722,000
Trade and other payables	124,678,000	147,353,000	143,309,000
Customer liabilities	49,498,000	51,959,000	43,709,000
Provisions	48,162,000	47,715,000	45,766,000
Income tax payables	42,134,000	40,524,000	16,399,000
Total Current liabilities	361,839,000	309,112,000	437,312,000
TOTAL LIABILITIES	380,444,000	330,020,000	480,278,000
EQUITY
Issued capital	273,435,000	269,338,000	61,222,000
Foreign exchange reserve	(4,469,000)	(2,094,000)	(1,278,000)
Earnout reserve	(249,955,000)	0
Retained profit	384,093,000	246,808,000	10,930,000
EQUITY	403,104,000	514,052,000	70,874,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 783,548,000	844,072,000	€ 551,152,000
Super Group (SGHC) Limited
Non-current assets
Intangible assets		10,521
Total Non-current assets		10,521
Current assets
Trade and other receivables		47,128
Prepaid transaction costs		92,611
Total Current assets		139,739
TOTAL ASSETS		150,260
Current liabilities
Interest-bearing loans and borrowings		665,745
Trade and other payables		910,250
Bank overdrafts		2,262
Total Current liabilities		1,578,257
TOTAL LIABILITIES		1,578,257
EQUITY
Issued capital		0
Retained profit		(1,427,997)
EQUITY		(1,427,997)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		€ 150,260